Form N-1A Supplement	Jul. 31, 2025
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
PUTNAM TARGET DATE FUNDS
SUPPLEMENT DATED JANUARY 9, 2026
TO THE PROSPECTUS
DATED DECEMBER 1, 2025
OF PUTNAM SUSTAINABLE RETIREMENT 2065 FUND (THE “FUND”)
The following replaces the Average Annual Total Returns table in the section of the Fund’s Prospectus entitled “Performance”:
Average annual total returns after sales charges
(for periods ended 12/31/24)

Share class	1 year	Since Inception
Class A before taxes	9.83%	7.51%	[1]
Class A after taxes on distributions	8.87%	6.27%	[1]
Class A after taxes on distributions and sale of fund shares	6.47%	5.45%	[1]
Class C before taxes	14.60%	8.29%	[1]
Class R before taxes	16.06%	8.66%	[1]
Class R3 before taxes	16.33%	8.94%	[1]
Class R4 before taxes	16.60%	9.20%	[1]
Class R5 before taxes	16.79%	9.36%	[1]
Class R6 before taxes	16.88%	9.47%	[1]
Class Y before taxes	16.78%	9.36%	[1]
Russell 3000 Index (no deduction for fees, expenses or taxes)	23.81%	12.17%	[1]
Bloomberg U.S. Aggregate Index (no deduction for fees, expenses or taxes)	1.25%	-2.19%	[1]
S&P Target Date To 2065+ Index (no deduction for fees, expenses or taxes)	14.47%	8.32%	[1]
1.	Since inception December 31, 2020

Putnam Sustainable Retirement 2065 Fund
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
PUTNAM TARGET DATE FUNDS
SUPPLEMENT DATED JANUARY 9, 2026
TO THE PROSPECTUS
DATED DECEMBER 1, 2025
OF PUTNAM SUSTAINABLE RETIREMENT 2065 FUND (THE “FUND”)
The following replaces the Average Annual Total Returns table in the section of the Fund’s Prospectus entitled “Performance”:
Average annual total returns after sales charges
(for periods ended 12/31/24)

Share class	1 year	Since Inception
Class A before taxes	9.83%	7.51%	[1]
Class A after taxes on distributions	8.87%	6.27%	[1]
Class A after taxes on distributions and sale of fund shares	6.47%	5.45%	[1]
Class C before taxes	14.60%	8.29%	[1]
Class R before taxes	16.06%	8.66%	[1]
Class R3 before taxes	16.33%	8.94%	[1]
Class R4 before taxes	16.60%	9.20%	[1]
Class R5 before taxes	16.79%	9.36%	[1]
Class R6 before taxes	16.88%	9.47%	[1]
Class Y before taxes	16.78%	9.36%	[1]
Russell 3000 Index (no deduction for fees, expenses or taxes)	23.81%	12.17%	[1]
Bloomberg U.S. Aggregate Index (no deduction for fees, expenses or taxes)	1.25%	-2.19%	[1]
S&P Target Date To 2065+ Index (no deduction for fees, expenses or taxes)	14.47%	8.32%	[1]
1.	Since inception December 31, 2020